Cash and Cash Equivalents (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 21,026,103	$ 26,050,456	$ 24,576,341	$ 21,214,080
Renminbi [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	21,021,141	26,040,572
Hong Kong Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	1,971	8,914
United States Dollars [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 2,991	$ 970